S000074168 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iShares ESG Advanced Investment Grade Corporate Bond ETF | iShares ESG Advanced Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	0.91%	8.99%	(17.70%)